DEBT - ADS Lending Arrangement (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	May 31, 2018 shares	Dec. 31, 2017 USD ($) $ / shares
Debt Instrument [Line Items]
ADS to ordinary share ratio					1
ADS Lending Arrangement
Debt Instrument [Line Items]
Number of Loaned ADS lent	2,606,278
ADS par value per share | $ / shares						$ 0.0004
ADS to ordinary share ratio					4
Loand ADS outstanding		10,425,112	10,425,112	10,425,112
Debt issuance costs	¥ 26					$ 4